Accrued Expenses (Predecessor) (Tables)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Accrued expenses
Schedule of accrued expenses
March 31, 2014
Accrued loan and swap interest	1,439,237
Accrued IPO charges	469,707
Accrued voyage and vessel operating expenses	87,029
Other	200,413
Total	2,196,386

March 31, 2013
Accrued loan and swap interest	1,407,673
Accrued voyage and vessel operating expenses	10,912
Total	1,418,585